Significant Accounting Policies (Details) - Schedule of Earnings Per Share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Earnings Per Share [Line Items]
Net (loss) income			$ (3,001,194)	$ 14,334,250
Accretion of temporary equity to redemption value			6,167,983	(3,984,431)
Net income including accretion of temporary equity to redemption value			3,166,789	10,349,819
Numerator:
Allocation of net (loss) income including accretion of temporary equity				(3,986,568)
Allocation of accretion of temporary equity to redemption value			6,167,983	(3,984,431)
Denominator:
Weighted-average shares outstanding (in Shares)	994,345
Basic and diluted net (loss) income per share (in Dollars per share)	$ (1.20)
Redeemable Class A [Member]
Schedule of Earnings Per Share [Line Items]
Accretion of temporary equity to redemption value			(6,167,983)	3,984,431
Numerator:
Allocation of net (loss) income including accretion of temporary equity			1,140,044	8,279,855
Allocation of accretion of temporary equity to redemption value			(6,167,983)	3,984,431
Allocation of net (loss) income			$ (5,027,939)	$ 12,264,286
Denominator:
Basic and diluted net (loss) income per share (in Dollars per share)			$ (1.32)	$ 0.44
Non-redeemable Class A and Class B [Member]
Schedule of Earnings Per Share [Line Items]
Accretion of temporary equity to redemption value
Numerator:
Allocation of net (loss) income including accretion of temporary equity			2,026,745	2,069,964
Allocation of accretion of temporary equity to redemption value
Allocation of net (loss) income			$ 2,026,745	$ 2,069,964
Denominator:
Basic and diluted net (loss) income per share (in Dollars per share)			$ 0.29	$ 0.3
Previously Reported [Member]
Numerator:
Allocation of net (loss) income including accretion of temporary equity			$ (3,066,977)
Previously Reported [Member] | Redeemable Class A [Member]
Denominator:
Weighted-average shares outstanding (in Shares)			3,821,284	27,600,000
Basic and diluted net (loss) income per share (in Dollars per share)			$ (1.32)	$ 0.44
Previously Reported [Member] | Non-redeemable Class A and Class B [Member]
Denominator:
Weighted-average shares outstanding (in Shares)			6,900,000	6,900,000
Basic and diluted net (loss) income per share (in Dollars per share)			$ 0.29	$ 0.30